Document And Entity Information Document - shares	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	SCORPIO BULKERS INC.
Entity Central Index Key	0001587264
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	75,309,486	75,298,676	28,686,561
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017